BUSINESS ACQUISITION (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2019
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 6,348,290
Marsco
Business Acquisition [Line Items]
Equity interest acquired (as a percentage)	100.00%
Business Combination, Consideration Transferred	$ 9,348,290
Payments to Acquire Businesses, Gross	6,348,290
Business Combination, Acquisition Related Costs		$ 377,239
Business Combination, Consideration Transferred, Equity Interests Issued	$ 3,000,000
Maximum percentage of acquired entity revenue combined in consolidated financial statements		1.00%
Maximum percentage of acquired entity assets combined in consolidated financial statements		4.10%